Borrowings	12 Months Ended
Mar. 31, 2023
Disclosure of detailed information about borrowings [abstract]
Borrowings
21. Borrowings

We borrow money primarily in the form of bonds and bank loans. These are for a fixed term and may have fixed or floating interest rates or are linked to inflation indices. We use derivatives to manage risks associated with interest rates, inflation rates and foreign exchange. Lease liabilities are also included within borrowings.
Our price controls and rate plans lead us to fund our networks within a certain ratio of debt to equity or regulatory asset value and, as a result, we have issued a significant amount of debt. As we continue to invest in our networks, the value of debt is expected to increase over time. To maintain a strong balance sheet and to allow us to access capital markets at commercially acceptable interest rates, we balance the amount of debt we issue with the value of our assets, and we take account of certain other metrics used by credit rating agencies.

Borrowings, which include interest-bearing and inflation-linked debt, overdrafts and collateral payable, are initially recorded at fair value. This normally reflects the proceeds received (net of direct issue costs for liabilities measured at amortised cost). Subsequently, borrowings are stated either: i) at amortised cost; or ii) at fair value though profit and loss. Where a borrowing is held at amortised cost, any difference between the proceeds after direct issue costs and the redemption value is recognised over the term of the borrowing in the income statement using the effective interest method. For the liability held at fair value through profit and loss, interest is calculated using the effective interest method.
Where a borrowing or liability is held at fair value, changes in the fair value of the borrowing due to changes in the issuer’s credit risk are recorded in the own credit reserve within equity (see note 28). All other changes in the fair value of the liability are recognised in the income statement within remeasurements (see notes 5 and 6).

	2023	2022
	£m	£m
Current
Bank loans[1]	381	8,976
Bonds	1,638	1,735
Commercial paper	840	1,303
Lease liabilities	96	107
	2,955	12,121
Non-current
Bank loans	2,557	2,211
Bonds	36,855	30,682
Lease liabilities	618	451
	40,030	33,344
Total borrowings	42,985	45,465
1.Current bank loans in the year ended 31 March 2022 included £8,179 million of borrowings under a bridge facility related to the acquisition of NGED. The bridge facility included a requirement that the proceeds of the sales of NECO and the UK Gas Transmission business were applied to repay the facility. The bridge facility was subsequently settled in full during the year ended 31 March 2023.
21. Borrowings continued
Total borrowings are repayable as follows:

	2023	2022
	£m	£m
Less than 1 year	2,955	12,121
In 1 to 2 years	2,799	1,410
In 2 to 3 years	2,689	2,544
In 3 to 4 years	3,129	2,580
In 4 to 5 years	2,505	2,493
More than 5 years:
By instalments	922	869
Other than by instalments	27,986	23,448
	42,985	45,465
The fair value of borrowings, excluding lease liabilities, at 31 March 2023 was £38,219 million (2022: £45,066 million). Where market values were available, the fair value of borrowings (Level 1) was £31,710 million (2022: £24,454 million). Where market values were not available, the fair value of borrowings (Level 2) was £6,509 million (2022: £20,612 million) and calculated by discounting cash flows at prevailing interest rates. The notional amount outstanding of the debt portfolio at 31 March 2023 was £42,353 million (2022: £44,055 million). There have been no new issuances since the year end.
Collateral is placed with or received from any derivative counterparty where we have entered into a credit support annex to the ISDA Master Agreement once the current mark-to-market valuation of the trades between the parties exceeds an agreed threshold. Included in current bank loans is £111 million (2022: £60 million) in respect of cash received under collateral agreements. For further details of our borrowing facilities, refer to note 33. For further details of our bonds in issue, please refer to the debt investor section of our website. Unless included herein the information on our website is unaudited.
Certain borrowings, primarily some of our USD denominated bank loans and company car lease contracts, have payments that are linked to LIBOR. LIBOR is being replaced as an interest rate benchmark by alternative reference rates and therefore we are transitioning LIBOR cash flows on our affected contracts in line with the relevant jurisdictions. The migration project is under way, with all affected contracts where we previously paid or received GBP LIBOR amended in the prior year. £314 million of bank loans affected by GBP LIBOR were transitioned to alternative reference rates in the year ended 31 March 2022. £227 million (2022: £181 million) of lease liabilities affected by USD LIBOR have been transitioned to alternative rates and £120 million (2022: £110 million) of bank loans affected by USD LIBOR have yet to be amended.
21. Borrowings continued
Lease liabilities
Lease liabilities are initially measured at the present value of the lease payments expected over the lease term. The discount rate applied is the rate implicit in the lease or, if that is not available, the incremental rate of borrowing for a similar term and similar security. The lease term takes account of exercising any extension options that are at our option if we are reasonably certain to exercise the option as well as any lease termination options, unless we are reasonably certain not to exercise the option. Each lease payment is allocated between the liability and finance cost. The finance cost is charged to the income statement over the lease period using the effective interest rate method.

	2023	2022
	£m	£m
Gross lease liabilities are repayable as follows:
Less than 1 year	118	132
1 to 5 years	318	282
More than 5 years	480	259
	916	673
Less: finance charges allocated to future periods	(202)	(115)
	714	558
The present value of lease liabilities are as follows:
Less than 1 year	96	107
1 to 5 years	269	247
More than 5 years	349	204
	714	558
33. Borrowing facilities

To support our liquidity requirements and provide backup to commercial paper and other borrowings, we agree committed credit facilities with financial institutions over and above the value of borrowings that may be required. These committed credit facilities are undrawn.

At 31 March 2023, we had bilateral committed credit facilities of £5,616 million (2022: £5,978 million). In addition, we had committed credit facilities from syndicates of banks of £887 million at 31 March 2023 (2022: £936 million). An analysis of the maturity of these undrawn committed facilities is shown below:

	2023	2022
	£m	£m
Undrawn committed borrowing facilities expiring:
Less than 1 year	42	—
In 1 to 2 years	4,361	936
In 2 to 3 years	2,100	4,373
In 3 to 4 years	—	1,605
In 4 to 5 years	—	—
More than 5 years	—	—
	6,503	6,914
Of the unused facilities at 31 March 2023, £6,461 million (2022: £6,823 million) is available for liquidity purposes, while £42 million (2022: £91 million) is available as backup to specific US borrowings.
Subsequent to 31 March 2023, the following undrawn facilities were renegotiated or cancelled:
•£42 million of the undrawn syndicated facilities due to mature in less than one year were renegotiated on 24 April 2023 with no uplift in the amount and a new expiry date of 31 May 2028;
• £750 million of the undrawn bilateral facilities due to mature in one to two years were renegotiated on 5 May 2023 with no uplift in the amount and a new expiry date of 31 May 2026;
•£3,526 million of the undrawn bilateral facilities due to mature in one to two years and £2,060 million of the undrawn bilateral facilities due to mature in two to three years were renegotiated on 3 April 2023, into £5,377 million bilateral facilities with an expiry date of 3 April 2026 and £1,810 million syndicated facility with an expiry date of 3 April 2028; and
•£85 million of the undrawn bilateral facilities due to mature in one to two years and £40 million of the undrawn bilateral facilities due to mature in two to three years were cancelled on 10 May 2023.
The comparative balances include a facility of £350 million related to National Grid Gas plc, a company which was disposed of in the current year.
In addition, we have the following facilities which are not included in the table above:
•for the separately regulated business of National Grid Electricity System Operator Limited, the Group has a facility of £550 million (2022: £550 million). This facility is not available as Group general liquidity support;
•the Group continues to have access to Export Credit Agreements (ECAs) funding specific projects totalling £1,530 million (2022: £1,396 million), of which £460 million (2022: £489 million) is undrawn; and
•as of 31 March 2023 the Group had a loan facility of £nil (2022: £8,250 million) to finance the consideration to acquire NGED (see note 37), of which £nil (2022: £8,179 million) was drawn down as at 31 March 2023. In the current year, the Group used the proceeds generated from the sales of NECO and the UK Gas Transmission business to fully repay the bridge facility.